Administrative expenses (Tables)	12 Months Ended
Dec. 31, 2023
Administrative expenses.
Schedule of administrative expenses

	2023	2022	2021
	$’000	$'000	$'000

Staff costs (note 8.3)	156,602	132,399	101,567
Professional fees	61,094	38,964	49,685
Impairment of withholding tax receivables*	47,992	52,334	61,810
Facilities, short-term rental and upkeep	43,616	34,203	23,210
Key management compensation (note 30.2)	18,508	21,703	25,642
Travel costs	14,124	15,535	8,654
Share-based payment expense (note 28)	13,370	13,265	11,780
Depreciation (note 14)	11,314	9,995	13,917
Amortization (note 15)	5,765	5,280	4,115
Business combination transaction costs	2,432	20,851	15,779
Impairment of goodwill	—	121,596	—
Operating taxes	(1,005)	963	1,561
Net (gain)/loss on disposal of property, plant and equipment	(3,806)	3,382	(2,499)
Other	34,777	30,705	21,290
	404,783	501,175	336,511

*Withholding tax receivables were impaired following the Group’s assessment of the recoverability of withholding tax assets based on a five year cash flow projection and an analysis of the utilization of withholding tax balances against future income tax liabilities.

	2023	2022	2021
	$’000	$'000	$'000

Salaries and wages	157,807	137,450	106,754
Other benefits	19,877	18,768	16,282
Share-based payment expense (note 28)	13,370	13,265	11,780
Pension contribution – employer	12,067	9,410	4,854
	203,121	178,893	139,670

	2023	2022	2021
	$’000	$'000	$'000

Administrative expenses	169,972	145,664	113,347
Cost of sales	33,149	33,229	26,323
	203,121	178,893	139,670